Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of Supplemental balance sheet information related to operating leases
	December 31,	December 31,
	2022	2021
Right-of-use assets, net	$1,417,088	$313,172

Operating lease liabilities - current	161,480	115,330
Operating lease liabilities - non-current	1,259,958	223,291
Total operating lease liabilities	$1,421,438	$338,621

Schedule of weighted average remaining lease terms and discount rates
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	8.74
Weighted average discount rate	4.50%

Schedule of maturities of lease liabilities
Twelve months ending December 31,
2023	$218,774
2024	205,724
2025	192,674
2026	179,624
2027	179,624
Thereafter	718,493
Total future minimum lease payments	1,694,913
Less: imputed interest	273,475
Total	$1,421,438